Issued Capital and Reserves - Movements in Share Premium (Parenthetical) (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Jul. 14, 2016	Jun. 15, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 18, 2017	Dec. 31, 2016	Aug. 16, 2016
Disclosure of reserves within equity [Line Items]
Number of common shares represented by each stock option				500	500	500	500
Number of shares issued								1,007,810
Total issued shares			¥ 4,000
Increase in share capital			¥ 2,000
Minimum percentage required under the Companies Act of Japan for proceeds of certain issuances of share capital credited to share capital			50.00%
Trust And Custody Services Bank Ltd [member]
Disclosure of reserves within equity [Line Items]
Number of shares issued								1,007,810
Class A stock options [member]
Disclosure of reserves within equity [Line Items]
Number of common shares represented by each stock option			500
Common stock options [member] | Granted on December 17, 2012 [member]
Disclosure of reserves within equity [Line Items]
Number of stock options converted to other class due to amendment of articles of incorporation		24,724
Common stock options [member] | Granted on February 4, 2015 [member]
Disclosure of reserves within equity [Line Items]
Number of stock options converted to other class due to amendment of articles of incorporation		6,949
Common shares [member]
Disclosure of reserves within equity [Line Items]
Common shares issued through the initial public offering of new shares	35,000,000
Shares issued upon exercise of options to purchase additional common shares in an allotment of new shares										5,250,000
Number of shares issued			238,496,810		174,992,000				217,775,500